Voya Target Retirement 2030 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 24.6%
10,717	iShares 20+ Year Treasury Bond ETF	$ 1,498,987	1.9
40,524	iShares Core U.S. Aggregate Bond ETF	4,472,229	5.8
45,228	Vanguard Emerging Markets ETF	2,162,803	2.8
166,581	Vanguard FTSE Developed Markets ETF	7,960,906	10.3
12,735	Vanguard Mid-Cap ETF	2,959,741	3.8

	Total Exchange-Traded Funds
	(Cost $19,925,083)	19,054,666	24.6

MUTUAL FUNDS: 75.4%
	Affiliated Investment Companies: 34.3%
1,872,713	Voya Intermediate Bond Fund - Class P3	18,408,764	23.7
142,846	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,611,298	2.1
227,445	Voya Multi-Manager International Equity Fund - Class P3	2,460,951	3.2
429,507	Voya Multi-Manager International Factors Fund - Class P3	4,106,084	5.3
		26,587,097	34.3

	Unaffiliated Investment Companies: 41.1%
615,849	TIAA-CREF S&P 500 Index Fund - Institutional Class	29,511,471	38.0
102,928	TIAA-CREF SmallCap Blend Index Fund - Institutional Class	2,410,583	3.1
		31,922,054	41.1

	Total Mutual Funds
	(Cost $60,603,329)	58,509,151	75.4

	Total Investments in Securities (Cost $80,528,412)	$ 77,563,817	100.0
	Assets in Excess of Other Liabilities	28,429	0.0
	Net Assets	$ 77,592,246	100.0

Voya Target Retirement 2030 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$19,054,666	$–	$–	$19,054,666
Mutual Funds	58,509,151	–	–	58,509,151
Total Investments, at fair value	$77,563,817	$–	$–	$77,563,817

The following table provides transactions during the period ended February 28, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 2/28/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class P3	$1,936,987	$1,964,206	$(3,773,369)	$(127,824)	$-	$94,558	$36,053	$-
Voya Intermediate Bond Fund - Class P3	9,668,999	12,482,717	(3,097,458)	(645,494)	18,408,764	252,158	(118,788)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	981,127	1,604,385	(560,232)	(413,982)	1,611,298	26,971	(33,827)	181,275
Voya Multi-Manager International Equity Fund - Class P3	1,470,726	2,932,094	(1,422,154)	(519,715)	2,460,951	28,432	(87,462)	351,027
Voya Multi-Manager International Factors Fund - Class P3	1,493,823	5,094,116	(1,909,596)	(572,259)	4,106,084	139,944	(56,533)	331,365
	$15,551,662	$24,077,518	$(10,762,809)	$(2,279,274)	$26,587,097	$542,063	$(260,557)	$863,667

The financial statements for the above mutual fund[s] can be found at  www.sec.gov.

At February 28, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $80,552,060.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$142,094
Gross Unrealized Depreciation	(3,130,337)

Net Unrealized Depreciation	$(2,988,243)